575 Madison Avenue New York, NY 10022-2585 212.940.8800 tel 212.940.8776 fax www.kattenlaw.com KATHLEEN H. MORIARTY kathleen.moriarty@kattenlaw.com (212) 940-6304 direct (212) 894-5504 fax

October 1, 2014

VIA EDGAR

Securities and Exchange Commission

Washington, D.C. 20549

Re:	Form N-1A Filing for Lattice Strategies Trust

Registration No.: 811-23002

Dear Sir or Madam:

On behalf of our client, Lattice Strategies Trust (“Trust”), filed with this correspondence is a registration statement on Form N-1A concerning the registration of the Trust and the shares of the Lattice International Equity Strategy ETF, Lattice Emerging Markets Strategy ETF, Lattice Real Estate Strategy ETF, Lattice U.S. Large Cap Equity Strategy ETF and Lattice U.S. Small Cap Equity Strategy ETF, which are the initial series of the Trust (“Funds”), under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”).

Prior to this registration, the Trust filed a related notification of registration on Form N-8A pursuant to the 1940 Act. Additionally, the Trust and its adviser, Lattice Strategies LLC, have submitted to the Securities and Exchange Commission an application for exemptive relief under certain sections of and rules under the 1940 Act relating to the Funds functioning as exchange-traded funds.

Please do not hesitate to contact me at (212) 940-6304, or in my absence, Gregory E. Xethalis, Esq. at (212) 940-8587 if you have any questions or comments with respect to the enclosed filing.

Very truly yours,

/s/ Kathleen H. Moriarty, Esq.
Kathleen H. Moriarty, Esq.

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